SEGMENT INFORMATION - Additional segment disclosures (Details)	12 Months Ended
	Jun. 30, 2019 AUD ($) customer	Jun. 30, 2018 AUD ($) customer	Jun. 30, 2017 AUD ($)
Additional segment disclosures
Interest received	$ 25,790	$ 15,218	$ 38,765
Employee benefits expenses	2,414,408	2,657,232	3,594,936
Intersegment balances and transactions
Foreign exchange gains reclassified on liquidation of subsidiary	92,518
Cost of sales (USA) and sales (Australia)	$ 276,267	$ 300,088	492,417
Number of customer generated revenues representing more than 10% of total consolidated revenue from operations | customer	0	0
Intersegment
Intersegment balances and transactions
Foreign exchange gains reclassified on liquidation of subsidiary	$ 291,542	$ 981,141	776,295
Cost of sales (USA) and sales (Australia)	$ 9,708	$ 38,352	$ 74,762